Not FDIC Insured May Lose Value No Bank Guarantee
MUN-Q3PH

Schedule of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Notes to Schedule of Investments 19

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), November 30, 2023
Franklin California High Yield Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 2.9%
Commercial Services & Supplies 0.9%
a
CalPlant I LLC ,
b
Senior Secured Note, 144A, 15%, 7/01/25 ............................... $ 4,195,000 $ 4,195,000
c,d
21 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,370,000 959,000
c,d
21 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 5,220,000 3,654,000
c,d
22 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,875,000 2,012,500
c,d
22 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 250,000 175,000
c,d
22 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,885,000 1,885,000
c,d
22 X, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,830,000 2,830,000
c,d
23 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,000,000 1,000,000
c,d
23 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 890,000 890,000
c,d
23 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,415,000 1,415,000
c,d
23 D, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,230,000 1,230,000
c,d
23 E, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,385,000 1,385,000
21,630,500
Diversified Consumer Services 1.6%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
45,335,000 40,315,055
Electric Utilities 0.4%
b
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 9,560,121
Total Corporate Bonds (Cost $79,784,229) ......................................
71,505,676
Municipal Bonds 97.5%
California 87.5%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/38 ........................................................ 850,000 848,712
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,000,000 977,222
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/53 ........................................................ 1,000,000 938,463
California Community College Financing Authority ,
b
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 17,210,300
b
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 B, 7.75%, 7/01/30 ..... 2,405,000 2,214,144
b
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,050,000 6,854,183
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 226,394
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 6,805,816
b
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 21,230,899
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 22,525,000 17,620,188
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,475,000 4,051,774
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,000,000 13,633,182
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 2,483,205
Los Angeles County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 125,010,000 20,589,884
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 2,939,573
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 1,850,376
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,305,887
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,157,291
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 10,375,000 10,518,550
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,063,958
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 4,185,000 5,024,192
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 5,815,000 6,862,639

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. $ 3,000,000 $ 3,075,300
b
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 223,539
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 480,746
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 612,501
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 7,870,641
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,019,317
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 6,520,537
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,125,363
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,180,634
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,485,000 12,808,827
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 52,440 52,162
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,800,982 4,464,929
b
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,554,424
b,e
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 3,473,729
b
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 7,538,684
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,220,947
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 1,762,469
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 16,700,000 13,669,170
b,e
Revenue, 144A, 2023 B-1, Mandatory Put, 7%, 4/01/33 ..................... 20,770,000 20,309,820
b,e
Revenue, 144A, 2023 B-2, Mandatory Put, 7%, 4/01/33 ..................... 13,825,000 13,473,313
b
Revenue, 144A, 2023, II, 7%, 7/01/51 .................................. 12,655,000 12,019,543
Special Tax, 2021 B, 4%, 9/01/41 ...................................... 900,000 819,528
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 2,920,000 2,960,146
Special Tax, 2022 B, Refunding, 6.3%, 9/01/52 ............................ 1,205,000 1,241,917
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 4,045,000 4,051,057
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 6,885,000 7,038,021
Special Tax, 2023 A, 5.5%, 9/01/53 .................................... 3,000,000 3,047,608
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 909,007
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,803,215
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,032,055
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,134,567
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,017,109
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 602,818
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,251,813
b
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,004,665
b
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 9,961,611
b
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,488,134
b
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 6,938,223
b
Capital Christian Center, Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ...... 8,150,000 6,397,077
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,006,936
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,208,522
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,514,385
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,010,708
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 550,000 399,752
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 2,585,000 1,835,131

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/40 ......................... $ 1,500,000 $ 1,527,568
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,608,914
City of Chula Vista Community Facilities District No. 2021-11, Special Tax, 2022, 5%,
9/01/52 ........................................................ 2,500,000 2,535,932
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,077,263
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 3,924,047
b
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,687,810
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/42 ....... 1,000,000 1,010,381
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/52 ....... 5,150,000 5,030,047
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 4,350,000 4,460,762
f
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.5%,
9/01/48 ........................................................ 600,000 608,108
f
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.625%,
9/01/53 ........................................................ 1,060,000 1,081,139
f
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.8%,
9/01/53 ........................................................ 3,190,000 3,276,050
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 100,000
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 197,302
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 102,489
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 51,717
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 134,636
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 354,993
b
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 2,000,000 1,877,895
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/40 ............................................ 5,000,000 5,114,052
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 9,260,839
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,518,535
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 426,446
b
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,187,154
b
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,294,645
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,120,224
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 6,644,659
Developmental Services Support Foundation, Revenue, 2019 A, Refunding, 5%,
5/01/49 ........................................................ 2,895,000 2,954,015
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 2,686,676
Eisenhower Medical Center, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......... 5,000,000 5,007,522
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,576,827
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 3,596,807
b
IH Parkside Fairfield LLC, Revenue, 144A, 2023 B, Zero Cpn., 9/01/43 .......... 20,710,000 12,193,427
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 10,155,552
b
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,050,000 2,018,275
b
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,610,988
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 13,915,000 14,047,400
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 5,352,939
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 22,250,000 22,409,637
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 4,165,000 4,079,789

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... $ 1,100,000 $ 1,105,499
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 966,129
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 2,872,928
b
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 517,105
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,005,233
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,714,553
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,644,632
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 855,000 818,092
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,060,249
b
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,236,001
b
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 451,837
b
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,383,210
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,118,936
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,006,528
b
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 850,908
b
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,192,835
b
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 790,000 735,768
b
California Pollution Control Financing Authority ,
d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 175,000
d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 650,000
d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 575,000
d
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 225,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 21,685,000 21,541,643
d
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,165,000 442,700
d
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,425,000 2,061,500
California Public Finance Authority ,
b
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,189,366
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,121,503
b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 955,875
b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 2,000,000 1,684,142
b
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,326,475
b
California School Finance Authority ,
Revenue, 144A, 2017, 5%, 6/01/47 .................................... 700,000 629,474
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 C,
5%, 7/01/46 .................................................... 10,000,000 9,926,739
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... 500,000 383,111
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 1,962,761
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,397,218
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,013,492
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/40 ........................................................ 1,000,000 1,005,544
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 2,019,354
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Pre-Refunded, 5%,
8/01/41 ........................................................ 190,000 196,237
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A, 6.25%,
4/01/52 ........................................................ 2,000,000 1,965,905
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A,
6.375%, 4/01/62 ................................................. 2,000,000 1,972,962

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority, (continued)
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... $ 1,485,000 $ 1,502,937
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 5,555,315
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 502,415
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,448,071
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 873,662
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,453,874
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 218,433
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,174,796
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 2,000,000 2,000,636
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,601,158
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,562,307
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,501,235
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,015,974
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,732,926
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 230,701
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 403,837
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 534,424
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,132,630
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 615,000 591,671
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 1,995,147
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 2,805,971
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 7,126,380
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,217,755
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,679,620
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,505,667
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,024,069
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/49 2,150,000 2,156,806
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 1,150,000 1,150,604
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 1,926,495
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 325,269
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 1,200,000 1,096,409
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,082,955
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.375%, 6/01/52 ................................................. 1,250,000 1,273,400
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.5%, 6/01/62 ................................................... 1,500,000 1,529,732
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/31 ....... 1,000,000 961,847
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/36 ....... 1,670,000 1,522,916
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/51 ....... 16,730,000 13,190,297
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/55 ....... 1,400,000 1,078,829
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding, 5%,
6/01/33 ........................................................ 650,000 645,155
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.625%, 6/01/43 ................................................. 560,000 552,826
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.875%, 6/01/53 ................................................. 600,000 590,909
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5%, 8/01/33 ............................................ 815,000 827,009
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.25%, 8/01/38 ......................................... 500,000 495,929
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/43 .......................................... 550,000 551,181

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority, (continued)
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/47 .......................................... $ 525,000 $ 517,443
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,250,000 1,256,853
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 1,927,365
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,761,644
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,167,697
River Springs Charter School, Inc., Revenue, 144A, 2023 A, 5.75%, 7/01/42 ...... 995,000 996,763
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 758,214
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 816,452
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 2,440,000 2,366,360
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 321,259
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 360,767
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 244,538
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 492,642
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 599,728
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 924,199
Summit Public Schools Obligated Group, Revenue, 144A, 2017, Pre-Refunded, 5%,
6/01/47 ........................................................ 800,000 848,298
California Statewide Communities Development Authority ,
Revenue, 2015 R-1, Refunding, 5%, 9/02/40 ............................. 2,230,000 2,251,529
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,062,659
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,055,000 1,061,113
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,970,000 2,035,101
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,455,000 2,491,248
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,367,731
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,554,794
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,195,000 4,333,629
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,230,281
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,813,951
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,860,651
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,801,929
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,684,506
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 5,520,000 5,721,301
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,719,036
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,668,260
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 967,531
Special Assessment, 2019 B, 5%, 9/02/44 ............................... 1,150,000 1,170,249
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 875,312
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,262,387
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 738,104
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,001,741
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 512,565
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 577,898
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 995,000 861,729
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,275,000 2,602,875
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 2,929,470
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 4,226,748
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,435,000 2,119,127
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,610,000 2,895,457
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,265,000 2,564,500
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,529,374
Special Assessment, 2022 B, 5%, 9/02/42 ............................... 3,000,000 2,999,111

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment, 2022 B, 5%, 9/02/52 ............................... $ 3,000,000 $ 2,882,346
Special Assessment, 2022 C, 5.375%, 9/02/52 ............................ 2,000,000 2,002,485
Special Assessment, 2023 D, 5.5%, 9/02/53 .............................. 1,000,000 1,004,530
Special Tax, 2023 C-1, 5.25%, 9/02/53 .................................. 3,000,000 2,849,219
Aldersly Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 5/15/32 ........ 750,000 771,167
Aldersly Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 5/15/40 ........ 1,010,000 1,038,505
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,039,214
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 3,834,139
b
California Baptist University, Revenue, 144A, 2014 A, 6.125%, 11/01/33 ......... 1,565,000 1,566,980
b
California Baptist University, Revenue, 144A, 2014 A, 6.375%, 11/01/43 ......... 4,035,000 4,038,241
b
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,148,191
b
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,795,731
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 4%, 7/01/48 ..... 6,000,000 5,900,078
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,507,151
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 711,984
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,750,000 10,843,805
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,278,630
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,057,684
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 3,471,029
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,345,000 2,837,798
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,500,000 7,532,497
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,685,000 1,741,116
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,034,512
Enloe Medical Center Obligated Group, Revenue, 2015, Pre-Refunded, California
Mortgage Insured, 5%, 8/15/38 ...................................... 6,000,000 6,295,234
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,150,000 4,149,916
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 11,718,655
b
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 377,502
b
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 920,134
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,246,119
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 45,755,000 44,428,668
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 6,250,000 6,309,714
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,305,824
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/43 ............................................ 5,000,000 5,085,436
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,337,238
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 7,748,118
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,536,849
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,675,533
b
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 5,270,000 4,361,829
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/37 .................................................... 385,000 391,584
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/52 .................................................... 2,000,000 1,879,355
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 B,
5%, 9/01/52 .................................................... 1,000,000 925,986
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,432,852

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/39 .................................................... $ 2,765,000 $ 2,870,033
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/44 .................................................... 2,925,000 3,001,679
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/49 .................................................... 4,100,000 4,168,493
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,513,707
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,642,267
City of Fremont ,
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/40 .... 4,655,000 4,697,538
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/45 .... 3,255,000 3,275,591
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,076,009
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,450,673
City of Irvine ,
Community Facilities District No. 2013-3 Area No. 1, Special Tax, 2014, 5%, 9/01/39 1,000,000 1,006,327
Community Facilities District No. 2013-3 Area No. 1, Special Tax, 2014, 5%, 9/01/44 1,500,000 1,506,550
Community Facilities District No. 2013-3 Area No. 1, Special Tax, 2014, 5%, 9/01/49 2,750,000 2,759,459
Community Facilities District No. 2013-3 Improvement Area No. 8, Special Tax, 2018,
5%, 9/01/43 .................................................... 5,000,000 5,130,016
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,770,066
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,314,531
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,528,322
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,511,921
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,296,710
City of Murrieta , Community Facilities District No. 2005-5 Improvement Area B , Special
Tax , 2018 , 5% , 9/01/48 ............................................. 1,000,000 1,013,853
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,018,635
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 506,213
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,500,000 2,660,259
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,000,000 1,734,174
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 404,759
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2022, 5%, 9/01/51 ........ 1,200,000 1,202,094
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1, Special
Tax, 2022, 5.25%, 9/01/52 .......................................... 2,000,000 2,008,775
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,210,565
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,257,699
City of Roseville ,
Creekview Community Facilities District No. 1 Improvement Area No. 1, Special Tax,
2020, 5%, 9/01/40 ................................................ 630,000 646,080
Creekview Community Facilities District No. 1 Improvement Area No. 1, Special Tax,
2020, 5%, 9/01/45 ................................................ 1,280,000 1,297,186
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5%, 9/01/43 ................................................ 500,000 495,932
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5.25%, 9/01/53 ............................................. 1,850,000 1,831,079

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
b
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ $ 1,265,000 $ 1,315,522
b
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 6,571,869
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 1,986,864
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,503,153
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 525,872
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 450,407
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 1,000,000 1,010,569
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 366,034
Torrente at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 6%,
9/01/53 ........................................................ 1,500,000 1,566,383
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 3,870,000 3,905,537
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 504,712
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,108,716
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,891,584
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,653,020
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/40 .... 1,670,000 1,731,836
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 2,130,000 2,175,265
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,142,907
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,019,830
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,267,017
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03 Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 1,000,000 906,117
b
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/32 ........................................... 300,000 311,632
b
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/37 ........................................... 710,000 732,471
b
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/47 ........................................... 1,900,000 1,922,308
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 2,725,000 2,727,790
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,761,237
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,461,649
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 450,000 443,942
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 10,616,651
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 230,000 231,648
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,557,441
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,611,967
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,083,824

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Clovis Unified School District, (continued)
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... $ 6,295,000 $ 5,609,334
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,587,829
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,980,000 11,029,303
b
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 29,137,995
b
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 6,842,668
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 16,742,257
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 3,665,091
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,232,106
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 513,622
Cotati-Rohnert Park Unified School District , GO , A , Pre-Refunded , BAM Insured , 5% ,
8/01/45 ......................................................... 4,000,000 4,134,584
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,910,000 3,930,204
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,076,694
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/53 .................................................. 3,080,000 3,015,998
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,076,694
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2015, Refunding,
5%, 9/01/40 .................................................... 1,000,000 1,009,138
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2015, Refunding,
5%, 9/01/45 .................................................... 1,000,000 1,006,326
b
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 13,132,949
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,036,320
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 6,829,031
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 31,800,000 19,712,038
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,375,000 4,378,974
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,910,398
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
11,205,000 8,527,827
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 1,979,988
b
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A, Special Tax, 144A, 2021 A,
4%, 9/01/51 .................................................... 1,245,000 1,020,244
Community Facilities District No. 2020-1 Area No. 3A, Special Tax, 144A, 2021 A,
4.5%, 9/01/51 ................................................... 2,500,000 2,117,515
b
Fairfield Community Facilities District ,
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/35 ............................... 1,000,000 1,036,178
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/50 ............................... 5,255,000 5,248,467
g,h
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 133,318,543 8,611,044
b
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 120,158,286 16,578,239
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 1,000,000 1,009,690

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Folsom Ranch Financing Authority, (continued)
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 $ 530,000 $ 555,122
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 872,144
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,686,870
City of Folsom Community Facilities District No. 23 Area No. 1, Special Tax, 2020,
4%, 9/01/40 .................................................... 1,245,000 1,106,823
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 31,977,945
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 22,938,413
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 14,654,384
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 13,269,471
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 4,979,000 4,784,573
f
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 5.5%, 9/01/43 ................................... 1,860,000 1,843,246
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 5.75%, 9/01/48 .................................. 2,945,000 2,933,447
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 6%, 9/01/53 .................................... 2,895,000 2,918,394
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,673,132
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,614,848
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,665,868
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 3,098,726
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,720,876
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 5,791,740
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,024,668
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,819,682
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 2,853,609
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,077,617
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,049,567
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 4,933,868
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,155,694
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,524,430
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,009,381
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 16,500,000 16,230,253
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 690,000 709,323
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 995,000 1,022,864
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,485,000 2,527,062
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 995,000 1,016,619
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 995,000 1,014,512
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 3,975,000 4,052,952
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,237,331
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,081,494
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,036,553
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 2,693,611
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,129,535
Lammersville Joint Unified School District , Community Facilities District No. 2014-1
Improvement Area No. 1 , Special Tax , 2017 , 5% , 9/01/42 .................... 2,750,000 2,798,400
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 8,947,566

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... $ 1,145,000 $ 1,146,246
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 790,000 790,902
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,033,199
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 6,050,250
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,852,575
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,649,823
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 4,828,129
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 6,322,421
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 8,447,125
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,032,486
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,500,000 1,535,511
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,172,359
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,221,730
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 319,319
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 39,722,291
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,317,410
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,563,347
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 4,791,995
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,008,647
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,524,248
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 4,931,390
County of Orange Community Facilities District No. 2017-1 Area No. 1, Special Tax,
2018 A, 5%, 8/15/47 .............................................. 9,550,000 9,683,966
Palomar Health ,
Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/39 .................. 12,190,000 12,246,302
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 4,545,548
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 4,983,331
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 5,424,581
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,505,138
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,925,000 1,927,306
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,140,000 4,027,401
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 3,749,256
Community Facilities District No. 2014-1 Improvement Area No. 2, Special Tax, 2018
A, 4%, 9/01/48 .................................................. 1,530,000 1,335,863
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,304,189
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 6,103,546
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 15,768,578

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ $ 1,625,000 $ 1,693,107
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,018,335
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,194,431
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5%, 9/01/38 ... 500,000 501,342
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.5%, 9/01/43 . 2,000,000 2,032,228
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.5%, 9/01/48 . 3,090,000 3,092,200
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.625%, 9/01/53 4,840,000 4,856,357
Community Facilities District No 2003-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/52 .................................................. 4,250,000 4,262,380
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 721,354
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 761,139
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,273,110
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 3,548,193
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 3,529,172
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,514,892
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 2,877,862
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,770,758
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,035,991
Community Facilities District No. 2004-1 Improvement Area No. 3, Special Tax, 2013,
5%, 9/01/36 .................................................... 1,500,000 1,501,038
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,254,189
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 7,448,927
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 4,798,817
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 3,897,661
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 4,829,051
San Diego Unified School District ,
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... 26,025,000 23,615,954
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 5,156,251
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 9,921,313
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 5,812,933
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 10,000,000 10,258,585
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 10,182,690
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 34,520,000 35,126,834
San Francisco City & County Redevelopment Agency Successor Agency ,
b
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,649,095
b
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 4,150,874
b
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... 16,500,000 6,252,099
Community Facilities District No. 6, Special Tax, 2013 C, Refunding, Zero Cpn.,
8/01/43 ........................................................ 10,000,000 3,190,043
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,504,584
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 19,475,000 18,088,499
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 36,936,781
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 17,068,845

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency, (continued)
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... $ 11,925,000 $ 12,032,667
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 88,070,000 88,714,787
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................
8,000,000 10,779,960
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 4,170,547
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 11,963,432
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,865,432
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 4,878,545
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 3,730,929
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 1,955,064
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 4,529,428
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1, 2,
Refunding, 5%, 6/01/48 ............................................ 9,485,000 9,632,054
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,294,386
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/33 ...................................... 1,610,000 1,684,354
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/43 ...................................... 5,500,000 5,558,516
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/48 ...................................... 6,490,000 6,511,441
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2019, 5%, 9/01/49 ...................................... 1,960,000 1,969,410
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2020, 4%, 9/01/45 ...................................... 1,280,000 1,140,506
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 561,196
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,635,000 2,571,959
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,470,000 4,232,790
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 1,360,000 1,335,547
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,718,363
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 2014-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 757,982
City of Tustin Community Facilities District No. 2014-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,007,325
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,259,911
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,021,024
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
1,955,000 1,959,846
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 3,589,674
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 1,866,023
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,751,904
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 313,290
2,138,975,154

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.6%
b,e
Florida Development Finance Corp. ,
Brightline Florida Holdings LLC, Revenue, 144A, 2023 A, Refunding, Mandatory Put,
7.5%, 8/15/24 ................................................... $ 7,250,000 $ 7,203,277
Brightline Florida Holdings LLC, Revenue, 144A, 2023 C, Refunding, Mandatory Put,
8%, 4/01/24 .................................................... 7,250,000 7,325,137
14,528,414
Minnesota 0.1%
b
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,100,207
Texas 0.4%
b
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,000,000 8,917,762
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 5,500,000 5,416,841
Virginia 0.2%
b
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 4,914,875
Wisconsin 0.7%
b
Public Finance Authority ,
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 7,000,000 6,342,181
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 6,300,000 6,300,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, Zero Cpn., 12/01/45 ... 6,000,000 3,633,956
16,276,137
U.S. Territories 7.8%
Guam 1.1%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,006,056
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 3,624,243
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 1,700,000 1,749,540
Revenue, 2017, Refunding, 5%, 7/01/40 ................................. 9,885,000 10,028,327
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,841,683
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 244,419
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 3,125,000 2,842,049
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 3,000,000 3,147,874
27,484,191
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
3,335,000 3,212,869
Puerto Rico 6.6%
Commonwealth of Puerto Rico ,
h
GO, FRN, Zero Cpn., 11/01/43 ........................................ 3,252,604 1,695,420
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 817,244 831,703
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 846,385
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 796,704 843,250
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 833,768
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 686,449
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 604,852
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 507,154
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 666,493
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 13,585,670

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... $ 118,949 $ 116,107
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 944,324 576,088
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
21,395,030 18,827,626
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,056
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 3,300,000 3,238,460
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 330,000 331,312
Puerto Rico Electric Power Authority ,
a,f
Revenue, 6%, 7/01/41 .............................................. 6,789,003 6,789,003
a,f
Revenue, 7.125%, 7/01/59 ........................................... 32,971,162 32,971,162
d
Revenue, 1, 10%, 1/01/21 ........................................... 1,768,493 442,123
d
Revenue, 2012 A, 5%, 7/01/29 ........................................ 10,000,000 2,525,000
d
Revenue, 2013 A, 7%, 7/01/33 ........................................ 25,000,000 6,312,500
d
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 11,735,000 2,963,088
d
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 1,262,500
d
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 1,601,766 400,442
d
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 1,601,765 400,441
d
Revenue, E-2, 10%, 7/01/21 ......................................... 1,768,493 442,123
d
Revenue, E-3, 10%, 1/01/22 ......................................... 600,000 150,000
d
Revenue, E-4, 10%, 7/01/22 ......................................... 600,000 150,000
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,800,000 1,783,527
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 157,528 155,953
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 102,372 66,406
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 175,116 113,387
d
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,000,000 2,800,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 97,418
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 10,500,000 9,936,911
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 8,695,000 8,452,234
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 20,000,000 5,901,858
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 47,945,000 10,430,924
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 11,463,000 10,879,019
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 12,300,000 11,587,397
161,890,209
Total U.S. Territories .................................................................... 192,587,269
Total Municipal Bonds (Cost $2,495,515,927) ...................................
2,384,716,659
Shares
Escrows and Litigation Trusts 0.1%
a,i
Puerto Rico Electric Power Authority, Escrow Account ........................ 3,031,496 2,425,197
Total Escrows and Litigation Trusts (Cost $–) ...................................
2,425,197
Total Long Term Investments (Cost $2,575,300,156) .............................
2,458,647,532
a
a a a a

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 22 .
Short Term Investments 0.4%
a a
Principal
Amount
a
Value
Municipal Bonds 0.4%
California 0.4%
j
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 1.9% , 10/01/41 ................... $ 5,900,000 $ 5,900,000
j
Los Angeles Department of Water & Power , Power System , Revenue , 2002 A-6 ,
Refunding , SPA Bank of America NA , Daily VRDN and Put , 2.55% , 7/01/35 ...... 1,475,000 1,475,000
j
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 2.3% , 5/15/48 ...
3,400,000 3,400,000
10,775,000
Total Municipal Bonds (Cost $10,775,000) ......................................
10,775,000
Total Short Term Investments (Cost $10,775,000 ) ................................
10,775,000
a
Total Investments (Cost $2,586,075,156) 100.9% ................................
$2,469,422,532
Other Assets, less Liabilities (0.9)% ...........................................
(23,023,635)
Net Assets 100.0% ...........................................................
$2,446,398,897
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $694,299,542, representing 28.4% of net assets.
c
See Note 3 regarding restricted securities.
d
Defaulted security or security for which income has been deemed uncollectible.
e
The maturity date shown represents the mandatory put date.
f
Security purchased on a when-issued basis.
g
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
h
The coupon rate shown represents the rate at period end.
i
Non-income producing.
j
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California High Yield Municipal Fund (Fund). The Fund
follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Restricted Securities
At November 30, 2023 , investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California High Yield Municipal Fund
1,370,000
a
CalPlant I LLC, 21 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/13/21 $ 1,370,000 $ 959,000
5,220,000
a
CalPlant I LLC, 21 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/01/21 5,220,000 3,654,000
2,875,000
a
CalPlant I LLC, 22 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 4/05/22 2,875,000 2,012,500

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California High Yield Municipal Fund (continued)
250,000
a
CalPlant I LLC, 22 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 9/28/22 $ 250,000 $ 175,000
1,885,000
a
CalPlant I LLC, 22 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/11/22 1,885,000 1,885,000
2,830,000
a
CalPlant I LLC, 22 X, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/09/22 2,830,000 2,830,000
1,000,000
a
CalPlant I LLC, 23 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 1/11/23 1,000,000 1,000,000
890,000
a
CalPlant I LLC, 23 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 2/09/23 890,000 890,000
1,415,000
a
CalPlant I LLC, 23 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 3/02/23 1,415,000 1,415,000
1,230,000
a
CalPlant I LLC, 23 D, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 5/04/23 1,230,000 1,230,000
1,385,000
a
CalPlant I LLC, 23 E, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 6/01/23 1,385,000 1,385,000
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $20,350,000 $17,435,500
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,195,000 as of November 30, 2023.
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ — $ 21,630,500 $ 21,630,500
Diversified Consumer Services ............ — 40,315,055 — 40,315,055
Electric Utilities ........................ — 9,560,121 — 9,560,121
Municipal Bonds :
California ............................. — 2,138,975,154 — 2,138,975,154
Florida ............................... — 14,528,414 — 14,528,414
3. Restricted Securities
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2023, the reconciliation is as follows:
The Level 3 financial instruments include Puerto Rico Electric Power Authority, Revenue, 7.125% 7/01/59 valued at
$32,971,162, which is valued using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund (continued)
Assets: (continued)
Municipal Bonds:
Minnesota ............................ $ — $ 3,100,207 $ — $ 3,100,207
Texas ............................... — 8,917,762 — 8,917,762
Virgin Islands .......................... — 5,416,841 — 5,416,841
Virginia .............................. — 4,914,875 — 4,914,875
Wisconsin ............................ — 16,276,137 — 16,276,137
U.S. Territories ..........................
Guam ............................... — 27,484,191 — 27,484,191
Pacific Islands ......................... — 3,212,869 — 3,212,869
Puerto Rico ........................... — 122,130,044 39,760,165 161,890,209
Escrows and Litigation Trusts ............... — — 2,425,197 2,425,197
Short Term Investments ................... — 10,775,000 — 10,775,000
Total Investments in Securities ........... $— $2,405,606,670 $63,815,862 $2,469,422,532
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ 3,135,000 $ 8,225,000 $ — $ 13,262,789 $ — $ — $ — $ (2,992,289) $ 21,630,500 $ (2,992,289)
Municipal Bonds :
United States . — 38,139,247 — — — — — 1,620,918 39,760,165 1,620,918
Escrows and
Litigation Trusts — —
c
— — — — — 2,425,197 2,425,197 2,425,197
Total Investments in
Securities ....... $3,135,000 $46,364,247 $— $13,262,789 $— $— $— $1,053,826 $63,815,862 $1,053,826
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.